4. Related party transactions	3 Months Ended	12 Months Ended
	May 31, 2021	Feb. 28, 2021
Related Party Transactions [Abstract]
Related party transactions

Note 4 – Related party transactions

The Company’s Co-CEO has provided office space at no cost to the Company. Our Co-CEO and CFO incurred expenses on behalf of the Company amounting to $300 and $400 during the three  months ending May 31, 2021 and 2020 respectively. As of May 31, 2021 and 2020, total amounts due to our Co-CEO and CFO are $7,766 and $5,916, respectively. Such amounts do not bear any interest and due upon demand.

Note 4 – Related party transactions

The Company’s Co-CEO has provided office space at no cost to the Company. Our Co-CEO and CFO incurred expenses on behalf of the Company amounting to $1,950 and $5,516 during the years ending February 28, 2021 and February 29, 2020 respectively. As of February 28, 2021 and February 29, 2020, total amounts due to our Co-CEO and CFO are $7,466 and $5,516, respectively. Such amounts do not bear any interest and due upon demand.